Future Contract Benefit (Summary of Discounted and Undiscounted Expected Future Gross premiums and Expected Future Benefit Payments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Traditional Life [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	$ 13,026	$ 12,259
Expected future gross premiums, undiscounted	13,166	13,378
Expected future gross premiums, discounted	8,887	10,549
Expected future benefit payments, Discounted	9,086	10,353
Payout Annuities [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	3,471	3,466
Expected future benefit payments, Discounted	2,003	2,511
Group Protection Segment [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	7,063	6,663
Expected future benefit payments, Discounted	$ 6,059	$ 5,674